UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3104

                           CENTENNIAL TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.5%
------------------------------------------------------------------------------------------------------
ALABAMA--5.6%
AL HFA MH RB, Rime Village Hoover Project, 1996 Series A,
3.22% 1                                                            $     10,700,000   $     10,700,000
------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 3.33% 1                       410,000            410,000
------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 3.54% 1                                    2,025,000          2,025,000
------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
Expansion Project, Series 1998, 3.38% 1                                   3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
P-Floats, Series MT-121, 3.23% 1,2                                       11,925,000         11,925,000
------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
P-Floats, Series MT-200, 3.26% 1                                         25,995,000         25,995,000
------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc.
Project, Series 2003-A, 3.54% 1                                           1,895,000          1,895,000
------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A,
3.54% 1                                                                   2,570,000          2,570,000
------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 3.25% 1          5,200,000          5,200,000
------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional
Ltd., Series 1996, 3.23% 1                                                1,615,000          1,615,000
------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner
University Campus Housing Project, Series 2004, 3.44% 1                   3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 3.54% 1                   500,000            500,000
------------------------------------------------------------------------------------------------------
Taylor-Ryan, AL Improvement District No. 2 RB, Series 2005,
3.21% 1                                                                  28,180,000         28,180,000
                                                                                      ----------------
                                                                                            97,015,000
------------------------------------------------------------------------------------------------------
ALASKA--0.2%
North Slope Borough, AK GOB, Series B, 3.21% 1                            3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
ARIZONA--2.7%
AZ First Matrix Charter School Trust II Pass-Through
Certificates, Series 2005-A, 3.47% 1,2                                   16,244,000         16,244,000
------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series
1995, 3.22% 1                                                            22,500,000         22,500,000
------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats, Series MT-067, 3.26% 1,2                  8,295,000          8,295,000
                                                                                      ----------------
                                                                                            47,039,000
------------------------------------------------------------------------------------------------------
CALIFORNIA--3.4%
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvement
Financing Project, Series H, 3.18% 1                                      2,170,000          2,170,000
------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-002, 3.27% 1                                     10,485,000         10,485,000
------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-005, 3.27% 1,2                                   20,245,000         20,245,000
------------------------------------------------------------------------------------------------------
CA RB, Trust Certificates, Series 1999-2, 3.22% 1                         8,850,000          8,850,000
------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, P-Floats, Series PT-3099, 3.27% 1,2                         800,000            800,000
------------------------------------------------------------------------------------------------------
CA Various RB, P-Floats, Series PZP-008, 3.27% 1,2                        4,600,000          4,600,000
------------------------------------------------------------------------------------------------------
Chaffey, CA Community College District GOUN, PTTR, Series 925,
3.60% 1                                                                   5,515,000          5,515,000
------------------------------------------------------------------------------------------------------
East Bay, CA MUD WS RB, P-Floats, Series PT-3372, 3.21% 1,2               2,010,000          2,010,000
------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Public Facilities COP, Series D, 3.17% 1                800,000            800,000


1                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------


                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 3.23% 1      $      2,310,000   $      2,310,000
                                                                                      ----------------
                                                                                            57,785,000
------------------------------------------------------------------------------------------------------
COLORADO--7.7%
Boulder Cnty., CO RB, Open Space Capital Improvements Trust
Fund, Reset Option Certificates II-R Trust, Series 340,
3.21% 1,2                                                                 2,995,000          2,995,000
------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004,
3.32% 1                                                                   5,000,000          5,000,000
------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOB, Series B, 3.45%,
6/1/06 3                                                                  3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series A, 3.27% 1          2,165,000          2,165,000
------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.27% 1            585,000            585,000
------------------------------------------------------------------------------------------------------
CO Dept. of Corrections COP, PTTR, Series 1252, 3.21% 1,2                 5,655,000          5,655,000
------------------------------------------------------------------------------------------------------
CO ECFA Public Radio RB, Community Wireless Park City, 3.20% 1              690,000            690,000
------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 3.28% 1                            6,000,000          6,000,000
------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 3.39% 1                       2,180,000          2,180,000
------------------------------------------------------------------------------------------------------
CO MuniMae Trust Pass-Through Certificates, Canterberry
Crossing, Series 2002-A, Cl. A, 3.37% 1                                  12,290,000         12,290,000
------------------------------------------------------------------------------------------------------
Concord Metro District, CO REF GO, Improvement Projects, Series
2004, 3.50%, 6/1/06 3                                                     2,600,000          2,600,000
------------------------------------------------------------------------------------------------------
Denver, CO Cty. & Cnty. REF COP, Wellington E. Webb Building,
Series 2003C, 3.18% 1                                                     2,600,000          2,600,000
------------------------------------------------------------------------------------------------------
Denver, CO International Business Center Metro District No. 1
GOLB, Series 2002, 3.42% 1                                                8,015,000          8,015,000
------------------------------------------------------------------------------------------------------
Eagle Cnty., CO Traer Creek Metro District RB, Series 2002,
3.20% 1                                                                     420,000            420,000
------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series
2004-S1, Cl. A2, 3.32% 1                                                  8,500,000          8,500,000
------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB, Series
2005-S1, Cl. A2, 3.32% 1,2                                                3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
Kipling Ridge Metro District, CO RB, Series 2005, 3.20% 1                 3,725,000          3,725,000
------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RB, BNP Paribas STARS
Certificates Trust. Series 2004-110, 3.24% 1                             13,220,000         13,220,000
------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A, 3.24% 1            14,495,000         14,495,000
------------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB, Tender Option Certificates
Trust, Series 2005-S, 3.21% 1                                            10,250,000         10,250,000
------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series 2005, 3.45% 1           4,510,000          4,510,000
------------------------------------------------------------------------------------------------------
Westminster, CO EDAU Tax Increment RRB, Mandalay Gardens Urban
Renewal, Series 2006, 3.20% 1                                             5,705,000          5,705,000
------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats, Series MT-068, 3.26% 1,2                14,670,000         14,670,000
                                                                                      ----------------
                                                                                           132,270,000
------------------------------------------------------------------------------------------------------
FLORIDA--3.7%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004,
3.25% 1                                                                  11,600,000         11,600,000
------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A,
3.26% 1                                                                   2,730,000          2,730,000
------------------------------------------------------------------------------------------------------
FL Gulf Coast University Financing Corp. Capital Improvement RB,
Series 2003, 3.20% 1                                                      3,060,000          3,060,000


2                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
------------------------------------------------------------------------------------------------------
FL Sunshine State Governmental Financing Commission RB, Series     $     21,485,000   $     21,485,000
1986, 3.20% 1
------------------------------------------------------------------------------------------------------
Highlands Cnty., FL HFAU RRB, Adventist Health, Series 2006A,
3.25% 1                                                                  15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork Municipal Products LLC,
Series 2005-11, Cl. A, 3.25% 1,2                                          9,500,000          9,500,000
                                                                                      ----------------
                                                                                            63,375,000
------------------------------------------------------------------------------------------------------
GEORGIA--1.6%
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 3.38% 1               560,000            560,000
------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 3.20% 1,2              11,880,000         11,880,000
------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 3.25% 1                            5,765,000          5,765,000
------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 3.28% 1                         7,835,000          7,835,000
------------------------------------------------------------------------------------------------------
Turner Cnty., GA DAU IDR RB, McElroy Metal Mill, Inc., 3.39% 1            2,250,000          2,250,000
                                                                                      ----------------
                                                                                            28,290,000
------------------------------------------------------------------------------------------------------
ILLINOIS--13.3%
Boone Mchenry & Dekalb Cntys., IL Community SDI No. 100 GOUN,
P-Floats, Series PZ-50, 3.25% 1,2                                         2,730,000          2,730,000
------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 3.22% 1,2                          10,975,000         10,975,000
------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, Eclipse Funding Trust Solar Eclipse, Series
2006-0003, 3.20% 1,2                                                      3,115,000          3,115,000
------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, Tender Option Certificates Trust, Series Z-10,
3.24% 1,2                                                                 3,095,000          3,095,000
------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 3.60% 1                         800,000            800,000
------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility, ETET
Series 981303, Cl. A, 3.20% 1,2                                          22,495,000         22,495,000
------------------------------------------------------------------------------------------------------
Chicago, IL Wastewater Transmission RB, Second Lien, Series
2004A, 3.23% 1                                                           39,745,000         39,745,000
------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 3.22% 1                     14,370,000         14,370,000
------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 3.27% 1            3,125,000          3,125,000
------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 3.33% 1              3,200,000          3,200,000
------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A,
3.23% 1                                                                   6,725,000          6,725,000
------------------------------------------------------------------------------------------------------
IL HFAU RB, Blessing Hospital, Series B, 3.22% 1                          5,485,000          5,485,000
------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series 2006
Z-14, 3.24% 1,2                                                           1,180,000          1,180,000
------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-44,
3.25% 1,2                                                                 6,605,000          6,605,000
------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-45,
3.25% 1,2                                                                 5,805,000          5,805,000
------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-52,
3.25% 1                                                                   7,570,000          7,570,000
------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-62,
3.25% 1,2                                                                 3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-83,
3.25% 1,2                                                                 5,585,000          5,585,000
------------------------------------------------------------------------------------------------------
IL RB, P-Floats, Series PZP-006, 3.30% 1,2                                8,475,000          8,475,000
------------------------------------------------------------------------------------------------------
IL RTA RB, Macon Trust Variable Certificates, Series 2004B,
3.21% 1,2                                                                 3,335,000          3,335,000
------------------------------------------------------------------------------------------------------
IL RTA RB, P-Floats, Series PT-2886, 3.21% 1,2                            6,000,000          6,000,000
------------------------------------------------------------------------------------------------------
IL TWY RB, PTTR, Series 1146, 3.21% 1                                     2,255,000          2,255,000
------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 A,
3.30% 1                                                                  26,860,000         26,860,000


3                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B,
3.39% 1                                                            $     19,335,486   $     19,335,486
------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 3.27% 1            800,000            800,000
------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, P-Floats, Series
PZ-47, 3.25% 1,2                                                          8,995,000          8,995,000
------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, Tender Option
Certificates Trust, Series 2006 Z-10, 3.24% 1,2                           2,045,000          2,045,000
------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, Trust Receipts,
Series Z-13, 3.24% 1                                                      2,045,000          2,045,000
------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats, Series
PZ-48, 3.25% 1,2                                                          3,350,000          3,350,000
                                                                                      ----------------
                                                                                           229,100,486
------------------------------------------------------------------------------------------------------
INDIANA--1.6%
IN GOB, AAMC Series 2003-15, Single Asset Trust, 3.22% 1,2                8,500,000          8,500,000
------------------------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 3.20% 1,2                      13,600,000         13,600,000
------------------------------------------------------------------------------------------------------
Indianapolis, IN Local Public Improvement RB, P-Floats, Series
PZ-58, 3.25% 1,2                                                          3,190,000          3,190,000
------------------------------------------------------------------------------------------------------
Plainfield, IN Community High School Building Corp. RRB, Series
DB-194, 3.21% 1,2                                                         1,625,000          1,625,000
                                                                                      ----------------
                                                                                            26,915,000
------------------------------------------------------------------------------------------------------
IOWA--0.3%
IA FAU SWD RB, Natural Pork Production Project, Series 2005,
3.43% 1                                                                   4,600,000          4,600,000
------------------------------------------------------------------------------------------------------
KANSAS--0.4%
Shawnee, KS Industrial RB, Shawnee Village Associates Project,
Series 1984, 3.19% 1                                                      4,820,000          4,820,000
------------------------------------------------------------------------------------------------------
Wyandotte Cnty., KS Utility System RB, PTTR, Series 595, 3.21% 1          1,690,000          1,690,000
                                                                                      ----------------
                                                                                             6,510,000
------------------------------------------------------------------------------------------------------
KENTUCKY--1.5%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 3.47% 1          7,815,000          7,815,000
------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 3.42% 1                                                      5,000,000          5,000,000
------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts Unlimited Inc.
Project, Series 2005, 3.41% 1                                             2,265,000          2,265,000
------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co.
Project, Series 1989, 3.54% 1                                            10,000,000         10,000,000
                                                                                      ----------------
                                                                                            25,080,000
------------------------------------------------------------------------------------------------------
LOUISIANA--5.5%
Jefferson Parish, LA Hospital Service District No. 001 RB, PTTR,
Series 522, 3.23% 1                                                      22,000,000         22,000,000
------------------------------------------------------------------------------------------------------
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 3.21% 1,2                  15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004,
3.22% 1                                                                   2,400,000          2,400,000
------------------------------------------------------------------------------------------------------
LA Public FA MH RB, 3.26% 1                                              10,500,000         10,500,000
------------------------------------------------------------------------------------------------------
LA TS Financing Corp. RB, P-Floats, Series PA-1288, 3.24% 1,2             2,000,000          2,000,000


4                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 B, 3.30% 1         $     18,965,000   $     18,965,000
------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 C, 3.30% 1                1,785,000          1,785,000
------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1995 A, 3.30% 1               12,440,000         12,440,000
------------------------------------------------------------------------------------------------------
Port New Orleans, LA Board RB, New Orleans Cold Storage Project,
Series 2002, 3.28% 1                                                      5,500,000          5,500,000
------------------------------------------------------------------------------------------------------
Shreveport, LA Home Mtg. Authority MH RRB, Summer Pointe LLC
Project, 3.22% 1                                                          4,250,000          4,250,000
                                                                                      ----------------
                                                                                            94,840,000
------------------------------------------------------------------------------------------------------
MARYLAND--0.8%
Baltimore Cnty., MD RB, Prep School Facilities, Series A,
3.22% 1                                                                   3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
MD IDV FAU RB, Our Lady of Good Counsel High School Facilities,
Series 2005B, 3.22% 1                                                    10,344,000         10,344,000
                                                                                      ----------------
                                                                                            13,344,000
------------------------------------------------------------------------------------------------------
MICHIGAN--0.2%
Livonia, MI EDC RB, Foodland Distributors Project, Series A,
3.20% 1                                                                   1,200,000          1,200,000
------------------------------------------------------------------------------------------------------
MI Job DAU RB, East Lansing Residence Associates Project,
3.02% 1                                                                   1,900,000          1,900,000
                                                                                      ----------------
                                                                                             3,100,000
------------------------------------------------------------------------------------------------------
MINNESOTA--3.4%
Bloomington, MN CD RB, 94th Street Associates Project, Series
1985, 3.22% 1                                                             3,645,000          3,645,000
------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project, Series
1985, 3.22% 1                                                             3,535,000          3,535,000
------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co., Series
2000, 3.43% 1                                                             5,750,000          5,750,000
------------------------------------------------------------------------------------------------------
Ely, MN RB, YMCA Greater St. Paul Project, 3.22% 1                          865,000            865,000
------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 3.39% 1                  955,000            955,000
------------------------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 3.20% 1,2                           16,010,000         16,010,000
------------------------------------------------------------------------------------------------------
Regents of the University of MN RB, Series 1999A, 3.23% 1                16,990,000         16,990,000
------------------------------------------------------------------------------------------------------
Regents of the University of MN RB, Series 2001C, 3.23% 1                 5,750,000          5,750,000
------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992,
3.44% 1                                                                   4,675,000          4,675,000
                                                                                      ----------------
                                                                                            58,175,000
------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.4%
MS Business Finance Corp. IDV RB, Jimmy Sanders, Inc. Project,
3.33% 1                                                                     950,000            950,000
------------------------------------------------------------------------------------------------------
MS Business Finance Corp. RB, Mississippi Power Co., 3.27% 1              3,100,000          3,100,000
------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 3.27% 1            3,250,000          3,250,000
                                                                                      ----------------
                                                                                             7,300,000
------------------------------------------------------------------------------------------------------
MISSOURI--1.7%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 3.28% 1             6,700,000          6,700,000
------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 3.22% 1                                                      1,800,000          1,800,000


5                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series
2005 A, 3.25% 1,2                                                  $     10,575,000   $     10,575,000
------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series
2005 B, 3.25% 1,2                                                         8,365,000          8,365,000
------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
Series 1992, 3.32% 1                                                      1,765,000          1,765,000
                                                                                      ----------------
                                                                                            29,205,000
------------------------------------------------------------------------------------------------------
NEBRASKA--0.6%
NE Amerwood RB, Certificates Trust, Amberwood Apts., Series
2006A, 3.37% 1,2                                                         10,720,000         10,720,000
------------------------------------------------------------------------------------------------------
NEVADA--1.5%
NV GOLB, SGMSTR Series 1997 SG114, 3.21% 1,2                             15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust,
3.22% 1,2                                                                11,090,000         11,090,000
                                                                                      ----------------
                                                                                            26,090,000
------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
Manchester, NH H&RA MH RB, Wall Street Tower Ltd. Partnership,
Series 1990A, 3.19% 1                                                     4,800,000          4,800,000
------------------------------------------------------------------------------------------------------
NEW MEXICO--4.2%
Bernalillo Cnty., NM Gross Receipts Tax RRB, P-Floats, Series
1118, 3.21% 1,2                                                           2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
Gallup, NM PC RRB, Tri-State Generation & Transmission Assn.,
Series 2005, 4%, 8/15/06                                                  2,795,000          2,799,394
------------------------------------------------------------------------------------------------------
NM MFA RB, SFM Program Issue 2005, 4.57% 1                               48,200,774         48,200,774
------------------------------------------------------------------------------------------------------
University of NM RB, System Improvement, Sub Lien, Series 2001,
3.21% 1                                                                  20,110,000         20,110,000
                                                                                      ----------------
                                                                                            73,110,168
------------------------------------------------------------------------------------------------------
NEW YORK--6.0%
Erie Cnty., NY RANs, Series 2005B, 3.75%, 7/13/06                        18,000,000         18,046,910
------------------------------------------------------------------------------------------------------
NY Cntys. Tobacco Trust II RB, P-Floats, Series PA-1347,
3.23% 1,2                                                                 2,500,000          2,500,000
------------------------------------------------------------------------------------------------------
NY Cntys. Tobacco Trust IV RRB, P-Floats, Series PA-1344,
3.23% 1,2                                                                15,225,000         15,225,000
------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1355, 3.24% 1,2                   2,600,000          2,600,000
------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1356, 3.24% 1,2                   5,000,000          5,000,000
------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1359, 3.27% 1,2                  10,350,000         10,350,000
------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, Reset Option Certificates II-R, Trust Series
519CE, 3.21% 1,2                                                          5,600,000          5,600,000
------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.22% 1              7,300,000          7,300,000
------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2848, 3.23% 1,2                               490,000            490,000
------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.28% 1                        1,600,000          1,600,000
------------------------------------------------------------------------------------------------------
NYC IDA RB, Reset Option Certificates II, Trust, Series 523CE,
3.21% 1,2                                                                 2,200,000          2,200,000
------------------------------------------------------------------------------------------------------
NYC MTAU RB, ETET, Series 2005A, Cl. A, 3.20% 1,2                        15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA RB, Civic Facilities, Rome Memorial
Hospital, Inc. Project, Series 2005, 3.22% 1                              5,000,000          5,000,000


6                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resh Corp.
Project, Series 2005, 3.22% 1                                      $     10,000,000   $     10,000,000
------------------------------------------------------------------------------------------------------
Rensselaer, NY Tobacco Asset Securitization Corp. RB, P-Floats,
Series PA-1346, 3.23% 1,2                                                 1,710,000          1,710,000
                                                                                      ----------------
                                                                                           102,621,910
------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.2%
Craven Cnty., NC IFPCFA RB, Wheatstone Corp. Project, 3.54% 1             1,640,000          1,640,000
------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IFPCFA RB, Triangle Building Supply, Inc.
Project, Series 1997, 3.54% 1                                             1,500,000          1,500,000
------------------------------------------------------------------------------------------------------
Wake Cnty., NC IFPCFA RB, Aeroglide Corp. Project, Series 1997,
3.54% 1                                                                     900,000            900,000
                                                                                      ----------------
                                                                                             4,040,000
------------------------------------------------------------------------------------------------------
OHIO--0.7%
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.55%,
6/15/06 3                                                                 1,925,000          1,925,000
------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 3.27% 1                  2,050,000          2,050,000
------------------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 3.22% 1                                        4,778,000          4,778,000
------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 3.27% 1             3,100,000          3,100,000
                                                                                      ----------------
                                                                                            11,853,000
------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.4%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project,
Series B, 3.28% 1                                                           620,000            620,000
------------------------------------------------------------------------------------------------------
Chester Cnty., PA School Authority Lease RB, PTTR, Series 1123,
3.21% 1,2                                                                 1,755,000          1,755,000
------------------------------------------------------------------------------------------------------
Harrisburg, PA Authority RB, Haverford Township School,
Subseries 2001-A, 3.22% 1                                                 2,195,000          2,195,000
------------------------------------------------------------------------------------------------------
Philadelphia, PA H&HEFA RB, Temple University, Series A, 3.20% 1         14,600,000         14,600,000
------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc. Project,
3.23% 1                                                                     790,000            790,000
------------------------------------------------------------------------------------------------------
Philadelphia, PA RA MH RRB, Series 1995 A, 3.22% 1                        4,425,000          4,425,000
                                                                                      ----------------
                                                                                            24,385,000
------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.1%
SC Medical University HA RB, Series 2005-A, 3.22% 1,2                    18,230,000         18,230,000
------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.1%
SD H&EFA RRB, Sioux Valley Health & Hospital, Series 2001B,
3.47% 1                                                                   2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
TENNESSEE--3.5%
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004,
3.27% 1                                                                   4,500,000          4,500,000
------------------------------------------------------------------------------------------------------
TN Tennergy Corp. Gas RB, PTTR, Series 1258Q, 3.23% 1,2                  15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
TN Tennergy Corp. RB, BNP Paribas STARS Certificates Trust,
Series 2006-001, 3.22% 1,2                                               41,700,000         41,700,000
                                                                                      ----------------
                                                                                            61,200,000
------------------------------------------------------------------------------------------------------
TEXAS--13.2%
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project, Series A,
3.22% 1                                                                   3,500,000          3,500,000
------------------------------------------------------------------------------------------------------
Comal, TX ISD GOUN, PTTR, Series 756, 3.21% 1,2                           2,580,000          2,580,000
------------------------------------------------------------------------------------------------------
Coppell, TX ISD GOLB, P-Floats, Series PZ-69, 3.25% 1,2                   3,460,000          3,460,000


7                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------
Frisco, TX ISD GOUN, SGMSTR Series 2006 SGC-1, 3.21% 1,2           $      5,700,000   $      5,700,000
------------------------------------------------------------------------------------------------------
Galveston Cnty., TX MH RRB, Village by the Sea Ltd. Apts.
Project, 3.22% 1                                                          5,090,000          5,090,000
------------------------------------------------------------------------------------------------------
Harris Cnty./Houston, TX Sports Authority Special RRB, Floating
Rate Trust Receipts, Series PZ-65, 3.25% 1                                7,700,000          7,700,000
------------------------------------------------------------------------------------------------------
Hays, TX Consolidated ISD GOB, PTTR, Series 632, 3.21% 1                  3,180,000          3,180,000
------------------------------------------------------------------------------------------------------
Houston, TX Hotel Occupancy Tax & Special RRB, P-Floats, Series
PZ-87, 3.25% 1,2                                                          5,240,000          5,240,000
------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, P-Floats, Series PZ-67, 3.25% 1,2                     3,530,000          3,530,000
------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 3.21% 1,2                  22,600,000         22,600,000
------------------------------------------------------------------------------------------------------
Irving, TX ISD GOUN, AAMC Series 2002-8, 3.22% 1,2                       11,390,000         11,390,000
------------------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 3.22% 1,2                       3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3%,
6/15/06 3                                                                11,500,000         11,500,000
------------------------------------------------------------------------------------------------------
Manor, TX ISD GOUN, Series 2006, 3.50%, 8/1/06 3                          9,150,000          9,150,000
------------------------------------------------------------------------------------------------------
North TX/Dallas North TWY System RB, ETET Series 720050025, Cl.
A, 3.21% 1,2                                                              8,000,000          8,000,000
------------------------------------------------------------------------------------------------------
Northside, TX ISD GOUN, PTTR, Series 751, 3.21% 1,2                       3,440,000          3,440,000
------------------------------------------------------------------------------------------------------
Plano, TX HFDC, Presbyterian Health Care Center of North TX,
3.45%, 6/2/06                                                             1,100,000          1,100,000
------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RB, Jr. Lien, Series
2003, 3.23% 1                                                            50,100,000         50,100,000
------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RRB, PTTR, Series 769,
3.51%, 8/1/06 2,3                                                        21,440,000         21,440,000
------------------------------------------------------------------------------------------------------
San Antonio, TX Water RRB, Subseries A, 3.17% 1                           1,300,000          1,300,000
------------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 3%,
6/15/06 3                                                                15,700,000         15,700,000
------------------------------------------------------------------------------------------------------
Sunnyvale, TX ISD GOB, PTTR, Series 619, 3.21% 1                          1,980,000          1,980,000
------------------------------------------------------------------------------------------------------
TX SGMSTR Series SG P-19, 3.30% 1                                         2,175,000          2,175,000
------------------------------------------------------------------------------------------------------
TX Small Business IDC, IDV RB, Public Facilities Capital Access,
3.23% 1                                                                   1,700,000          1,700,000
------------------------------------------------------------------------------------------------------
TX Student HAU RB, P-Floats, Series PT-3101, 3.26% 1,2                    4,255,000          4,255,000
------------------------------------------------------------------------------------------------------
TX TANs & RANs, Series 2005, 4.50%, 8/31/06                              10,900,000         10,961,559
------------------------------------------------------------------------------------------------------
University of TX System Board of Regents RB, Series A, 3.51%,
8/4/06                                                                    7,625,000          7,625,000
                                                                                      ----------------
                                                                                           227,396,559
------------------------------------------------------------------------------------------------------
UTAH--0.8%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC
Project, Series 2003A, 3.54% 1                                           10,985,000         10,985,000
------------------------------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 3.44% 1                                  2,310,000          2,310,000
------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 3.29% 1                                1,000,000          1,000,000
                                                                                      ----------------
                                                                                            14,295,000
------------------------------------------------------------------------------------------------------
WASHINGTON--1.9%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, P-Floats, Series
PZ-55, 3.25% 1,2                                                          2,765,000          2,765,000
------------------------------------------------------------------------------------------------------
King Cnty., WA GOLB, AAMC Series 2001-1, 3.22% 1,2                       12,770,000         12,770,000
------------------------------------------------------------------------------------------------------
King Cnty., WA Sewer RB, Jr. Lien, Series B, 3.20% 1                      2,050,000          2,050,000


8                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
------------------------------------------------------------------------------------------------------
Port Bellingham, WA IDC RB, Atlantic Richfield Project, Series
2001, 3.27% 1                                                      $      3,385,000   $      3,385,000
------------------------------------------------------------------------------------------------------
WA Eclipse Funding Trust GOUN, Solar Eclipse Certificates,
Series 2006-0013, 3.20% 1,2                                               8,655,000          8,655,000
------------------------------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series 2001-I, 3.48% 1                1,800,000          1,800,000
------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 1141 A, 3.21% 1,2                                   2,170,000          2,170,000
                                                                                      ----------------
                                                                                            33,595,000
------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.0%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A,
3.27% 1                                                                   4,500,000          4,500,000
------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B,
3.27% 1                                                                   6,850,000          6,850,000
------------------------------------------------------------------------------------------------------

Marmet, WV CD RRB, The Kroger Co., Series 2004, 3.27% 1                   3,100,000          3,100,000
------------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1, 3.22% 1            3,235,000          3,235,000
                                                                                      ----------------
                                                                                            17,685,000
------------------------------------------------------------------------------------------------------
WISCONSIN--4.9%
Badger, WI Tobacco Asset Securitization Corp. RB, P-Floats,
Series PA 1361, 3.27% 1,2                                                 3,255,000          3,255,000
------------------------------------------------------------------------------------------------------
Clipper, WI COP, Tax Exempt Certificates Trust, Series 2005-29,
3.23% 1,2                                                                11,330,000         11,330,000
------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994,
3.54% 1                                                                   2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002,
3.44% 1                                                                   7,710,000          7,710,000
------------------------------------------------------------------------------------------------------
Kettle Moraine, WI SDI TANs & RANs, 3.25%, 9/5/06                         2,500,000          2,501,665
------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005,
3.39% 1                                                                   2,150,000          2,150,000
------------------------------------------------------------------------------------------------------
Wausau, WI SDI TANs & RANs, 3.35%, 10/27/06                               2,400,000          2,401,856
------------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition Center,
3.21% 1                                                                   3,555,000          3,555,000
------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central
Wisconsin, 3.30% 1                                                        4,200,000          4,200,000
------------------------------------------------------------------------------------------------------
WI H&EFA RB, Jewish Home & Care Center, Series 2006, 3.22% 1              7,500,000          7,500,000
------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 3.26% 1                      14,050,000         14,050,000
------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-215, 3.26% 1,2                           2,125,000          2,125,000
------------------------------------------------------------------------------------------------------
WI H&EFA RB, St. Joseph's Community Hospital Project, Series
2005, 3.19% 1                                                             4,000,000          4,000,000
------------------------------------------------------------------------------------------------------
WI H&EFA RRB, Attic Angel Obligated Group, Series 2006, 3.19% 1           6,190,000          6,190,000
------------------------------------------------------------------------------------------------------
WI H&EFA RRB, Lutheran Home, Series 2005, 3.19% 1                         4,485,000          4,485,000
------------------------------------------------------------------------------------------------------
WI Transit RB, Reset Option Certificates II-R Trust, Series
7500, 3.21% 1,2                                                           7,420,000          7,420,000
                                                                                      ----------------
                                                                                            84,873,521
------------------------------------------------------------------------------------------------------
WYOMING--0.5%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project,
Series 1996, 3.36% 1                                                      4,140,000          4,140,000
------------------------------------------------------------------------------------------------------
Gillette, WY PC RRB, Pacificorp Project, Series 1988, 3.28% 1             4,650,000          4,650,000
                                                                                      ----------------
                                                                                             8,790,000
------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.6%
District of Columbia GOB, Multimodal, Series B, 3.20% 1                  10,365,000         10,365,000


9                    |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--2.1%
Floating Rate Trust Receipts, Series 2001 C5, 3.40% 1,2            $     11,170,000   $     11,170,000
------------------------------------------------------------------------------------------------------

Municipal Securities Pool Trust, SGMSTR Series P-18, 3.30% 1,2           16,070,000         16,070,000
------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-001, 3.30% 1,2                                       9,215,000          9,215,000
                                                                                       ---------------
                                                                                            36,455,000
------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.9%
PR CMWLTH Credit Enhanced Custodial Receipts, 3.25%, 7/24/06 2            8,000,000          8,000,000
------------------------------------------------------------------------------------------------------
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2,
3.28% 1,2                                                                 7,975,000          7,975,000
                                                                                       ---------------
                                                                                            15,975,000
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,715,423,644)                              99.5%     1,715,423,644
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 0.5          7,849,675

                                                                     ---------------------------------
Net Assets                                                                    100.0%   $ 1,723,273,319
                                                                     =================================

Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

AAMC         ABN AMRO Munitops Certificates
CD           Commercial Development
CDAU         Community Development Authority
CMWLTH       Commonwealth
COP          Certificates of Participation
DAU          Development Authority
DFA          Development Finance Authority
DFB          Development Finance Board
ECFA         Educational and Cultural Facilities Authority
ED           Economic Development
EDAU         Economic Development Authority
EDC          Economic Development Corp.
EDFA         Economic Development Finance Authority
EDLFA        Educational Facilities Authority
ETET         Eagle Tax-Exempt Trust
FA           Facilities Authority
FAU          Finance Authority
GO           General Obligation
GOB          General Obligation Bonds
GOLB         General Obligation Ltd. Bonds
GOUN         General Obligation Unlimited Nts.
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
H&RA         Housing and Redevelopment Authority
HA           Hospital Authority
HAU          Housing Authority
HFA          Housing Finance Agency/Authority
HFAU         Health Facilities Authority


10                   |                               Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

HFC          Housing Finance Corp.
HFDC         Health Facilities Development Corp.
HOFA         Hospital Finance Agency/Authority
IDA          Industrial Development Agency
IDAU         Industrial Development Authority
IDB          Industrial Development Board
IDC          Industrial Development Corporation
IDR          Industrial Development Revenue
IDV          Industrial Development
IFPCFA       Industrial Facilities and Pollution Control Financing Authority
ISD          Independent School District
MFA          Mortgage Finance Authority
MH           Multifamily Housing
MPA          Municipal Power Agency
MTAU         Metropolitan Transportation Authority
MUD          Municipal Utility District
NYC          New York City
P-Floats     Puttable Floating Option Tax Exempt Receipts
PC           Pollution Control
PPS          Public Power System
PTTR         Puttable Tax Exempt Receipts
RA           Redevelopment Agency/Authority
RANs         Revenue Anticipation Nts.
RB           Revenue Bonds
REF          Refunding
RRB          Revenue Refunding Bonds
RTA          Regional Transportation Authority/Agency
SCDAU        Statewide Communities Development Authority
SDI          School District
SFM          Single Family Mtg.
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
SWD          Solid Waste Disposal
TANs         Tax Anticipation Nts.
TS           Tobacco Settlement
TWY          Thruway/Tollway Authority/Agency
WS           Water System
WSS          Water & Sewer System
YMCA         Young Men's Christian Association

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $661,194,000 or 38.37% of the Trust's net assets as of March 31, 2006.

3. Put obligation redeemable at full principal value on the date reported.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.


11                   |                               Centennial Tax Exempt Trust


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
       ----------------------------
       John V. Murphy
       Principal Executive Officer
Date:  May 15, 2006


By:
        /s/ Brian W. Wixted
       ----------------------------
       Brian W. Wixted
       Principal Financial Officer
Date:  May 15, 2006